Annual Total Returns[BarChart] - DWS Equity 500 Index Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.88%	15.65%	31.92%	13.28%	1.13%	11.55%	21.42%	(4.27%)	31.14%	17.99%